12. Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt
9.	CONVERTIBLE NOTES

The following tables set forth the components of the Company’s convertible notes as of September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
10% Unsecured Convertible Redeemable Notes – Variable Conversion Price	$152,860	$100,000
10% Secured Convertible Notes with Original Issuance Discounts (OID Notes)	253,249	664,473
12% Senior Secured Convertible Notes (Newbridge)	131,428	289,143
12% Senior Secured Convertible Notes (Original TDH Notes)	933,678	4,000,000
12% Senior Secured Convertible Notes (TDH Secured Notes)	1,773,722	505,000
12% Senior Secured Convertible Notes (Additional Secured Notes)	265,208	—
Loan discounts	(327,234)	(224,958)
Total convertible notes, net	3,182,911	5,333,658
Less: current portion of convertible notes, net	(1,908,168)	(4,828,658)
Convertible notes, net	$1,274,743	$505,000

10% Unsecured Convertible Redeemable Note – Variable Conversion Price

On July 9, 2019, the Company issued a convertible redeemable note to an unrelated party in the principal amount of $100,000 less $5,000 in third party fees resulting in net cash proceeds to the Company of $95,000. The note accrues interest at a rate of 10% per annum, was due on July 9, 2020 and is convertible into common stock of the Company at the option of the noteholder six months after issuance at a rate equal to a 30% discount from the lowest volume weighted average price of the Company’s common stock in the preceding 20 trading days.

The Company analyzed the conversion feature of the note for a beneficial conversion feature, for which the Company concluded that a beneficial conversion feature existed. The beneficial conversion feature was measured using the commitment-date stock price and its fair value was determined to be $51,730. This amount is recorded as a debt discount and is amortized as interest expense over the term of the note.

The Company also analyzed the conversion feature of the note for derivative accounting consideration and determined that the embedded conversion features should be classified as a derivative because the exercise price of the convertible note is subject to a variable conversion rate. The aggregate fair value of the derivative at the issuance date of the note was $85,410 which was recorded as a derivative liability on the balance sheet. The Company recorded a debt discount of $43,270 which was up to the face value of the convertible note with the excess fair value at initial measurement of $42,140 being recognized as derivative expense. At September 30, 2020, the Company remeasured the fair value of its derivative liabilities at $68,753 and recorded an unrealized gain of $22,764 from change in fair value for the nine months ended September 30, 2020. The fair value of the embedded derivative was determined using a Black-Scholes option pricing model based on the following assumptions: (1) expected volatility of 237.3%, (2) risk-free interest rate of 0.10%, (3) an exercise price of $0.039, and (4) an expected life of 0.25 years.

During the nine months ended September 30, 2020, the Company issued 1,158,585 shares of common stock upon the conversion of $56,049 in convertible note principal and accrued interest. At September 30, 2020, the remaining principal balance of $53,861 and accrued interest of $3,310 was in default of payment. On October 2, 2020, the lender converted all amounts outstanding on the note into 1,535,507 shares of common stock. Refer to “Note 12 – Subsequent Events” for additional information.

On March 1, 2020, the Company issued a convertible redeemable note to an unrelated party in the principal amount of $100,000. The note accrues interest at a rate of 10% per annum, was due on August 31, 2020 and is convertible into common stock of the Company at the option of the noteholder at a rate equal to a 30% discount from the lowest volume weighted average price of the Company’s common stock in the preceding 20 trading days.

The Company analyzed the conversion feature of the note for a beneficial conversion feature, for which the Company concluded that a beneficial conversion feature existed. The beneficial conversion feature was measured using the commitment-date stock price and its fair value was determined to be $44,129. This amount is recorded as a debt discount and is amortized as interest expense over the term of the note.

At September 30, 2020, the remaining principal balance of $100,000 and accrued interest of $5,837 was in default of payment. No formal notices of default or demands for payment have been received by the Company.

10% Secured Convertible Notes with Original Issuance Discounts (“OID Notes”)

During the year ended December 31, 2017, the Company issued secured, convertible notes with original issuance discounts to accredited investors for gross proceeds of $601,223. The notes were issued with original issuance discounts of 10.0%, or $60,122, bear interest at a rate of 10% per annum, are payable semiannually in cash, and carry a two-year term with a fixed conversion price of $0.78. In connection with the issuance of these notes, the Company issued to such investors an aggregate of 150,305 shares of common stock as an inducement to lend. These shares were valued at $78,321 with share prices ranging between $0.48 and $0.70 per share. The Company recorded the value of these shares as a loan discount to be amortized as interest expense over the term of the related convertible notes.

On August 6, 2020, the Company entered into debt exchange agreements with certain holders of these 10% convertible notes pursuant to which an aggregate of 331,954 shares of the Company’s Series B preferred stock (“Series B Stock) were issued to noteholders for an aggregate of $211,223 of outstanding principal and accrued and unpaid interest.

As of September 30, 2020, the principal balance of these notes was $100,000 and all associated loan discounts were fully amortized. No formal notices of default or demands for payment have been received by the Company.

During the year ended December 31, 2018, the Company issued secured, convertible notes with original issuance discounts to accredited investors for gross proceeds of $1,313,485 in a private offering. The notes were issued with original issuance discounts of 10.0%, or $131,348, bear interest at a rate of 10% per annum, are payable semiannually in cash, and carry a two-year term with a fixed conversion price of $0.78. In connection with the issuance of these notes, the Company issued to such investors an aggregate of 328,371 shares of common stock as an inducement to lend. These shares were valued at $198,259 with share prices ranging between $0.30 and $0.81 per share. The Company recorded the value of these shares as a loan discount to be amortized as interest expense over the term of the related convertible notes.

On August 6, 2020, the Company entered into debt exchange agreements with certain holders of these 10% convertible notes pursuant to which an aggregate of 316,000 shares of the Company’s Series B Stock were issued to noteholders for an aggregate of $200,000 of outstanding principal and accrued and unpaid interest.

As of September 30, 2020, the principal balance of these notes was $97,250 and all associated loan discounts were fully amortized. No formal notices of default or demands for payment have been received by the Company.

During the year ended December 31, 2018, the Company also issued secured, convertible notes with original issuance discounts to accredited investors for gross proceeds of $356,000 in a private offering. The notes were issued with original issuance discounts of 20.0%, or $71,200, bear interest at a rate of 10% per annum, are payable semiannually in cash, and carry a two-year term with a fixed conversion price of $0.50. In connection with the issuance of these notes, the Company issued to such investors an aggregate of 203,000 shares of common stock as an inducement to lend. These shares were valued at $62,269 with share prices ranging between $0.29 and $0.35 per share. The Company recorded the value of these shares as a loan discount to be amortized as interest expense over the term of the related convertible notes.

As of September 30, 2020, the principal balance of these notes was $56,000 and all associated loan discounts were fully amortized. While the remaining notes are past their original maturity dates, the Company continues to maintain a favorable relationships and work with the lenders. No formal notices of default or demands for payment have been received by the Company.

12% Senior Secured Convertible Notes (Newbridge Offering)

On November 30, 2018, the Company closed a private offering in which it sold 12% secured convertible promissory notes (“12% Notes”) in an aggregate principal amount of $552,000 and issued an aggregate of 730,974 shares of its common stock to nine accredited investors pursuant to a private placement memorandum and subscription agreement. The 12% Notes which are due and payable two years from issuance are secured by certain assets of the Company and rank senior to all other indebtedness of the Company except for the $4,000,000 promissory notes (the “TD Notes”) issued to the shareholders of TD Holdings in connection with a share sale agreement dated June 30, 2016, as amended. Messrs. Marks and Leiner pledged an aggregate of 10,000,000 shares of common stock of the Company pursuant to a pledge and security agreement to secure the timely payment of the 12% Notes. The 12% Notes are convertible, in whole or in part, by the noteholders at a conversion rate of $0.40 if the Company’s common stock trades or is quoted at more than $0.40 per share for 10 consecutive days. The conversion price is subject to adjustment resulting from certain corporate actions including the subdivision or combination of stock, payment of dividends, reorganization, reclassification, consolidations, merger or sale of the Company.

Interest on the 12% Notes is payable monthly in 21 equal installments commencing four months after the issuance of the 12% Notes. Upon the occurrence of an event of default, the interest rate will increase to 15% and the 12% Notes will become immediately due and payable. The Company may prepay the 12% Notes in full at any time by paying accrued interest and 110% of the outstanding principal balance. Newbridge Securities Corporation acted as exclusive placement agent for the offering and received (i) $55,200, (ii) 113,586 shares of common stock, and (iii) $11,040, representing a non-accountable expense allowance for its services.

As of September 30, 2020, the remaining principal balance on the 12% Notes was $131,429 and the remaining unamortized discounts were $29,430.

12% Senior Secured Convertible Notes (Original TDH Notes)

On June 20, 2016, the Company issued $4,000,000 of senior secured promissory notes to the shareholders of TD Holdings (the “TDH Sellers”) in connection with a share sale agreement pursuant to which the Company acquired 100% of the common stock of TD Holdings (“the TDH Share Sale Agreement”). The notes bear interest at 5.0% per annum and are due on the earlier of (i) June 20, 2018 or (ii) the date on which the Company successfully completes a qualified initial public offering as defined in the agreement. The notes are collateralized by all of the assets of TD Holdings.

First Amendment to the TDH Share Sale Agreement

On January 3, 2018, the Company entered into an amendment to the TDH Share Sale Agreement (the “First Amendment”). Under the terms of the First Amendment:

•	The maturity date of the notes was extended from July 1, 2018 until July 1, 2019.

•	The interest rate on the notes during for one-year extension period from July 2, 2018 to July 1, 2019 was increased to 10%.

•	Interest is payable quarterly in arrears during the one-year extension period, instead of annually in arrears. The first such quarterly interest payment of $100,000 is due on September 30, 2018.

•	Under the terms of the terms of TDH Share Sale Agreement, the TDH Sellers could earn up to an additional $5.0 million in contingent earnout payments. The original earnout period ended on December 31, 2018. The First Amendment extended the earnout period by one year to December 31, 2019.

As consideration to enter into the First Amendment, the Company issued 800,000 shares of its common stock valued at $480,000 to the TDH Sellers.

Second Amendment to the TDH Share Sale Agreement

On January 15, 2019, the Company entered into a second amendment to the TDH Share Sale Agreement (the “Second Amendment”). Under the terms of the Second Amendment:

•	The maturity date of the notes was extended from July 1, 2019 to April 2, 2020.

•	The TDH Sellers shall have the right to convert the notes at a conversion price of $0.27 per share, either in whole or in part at any time prior to the maturity, subject to the terms and conditions set forth in the Second Amendment.

•	In the event that the notes are not repaid prior to July 2, 2019, no funds will be transferred by TDH to the Company.

•	The payment terms of the contingent earnout was modified from 50% payable in cash and 50% payable in stock to 75% payable in cash and 25% payable in stock.

As consideration to enter into the Second Amendment, the Company issued an additional 800,000 shares of its common stock valued at $220,000 to the TDH Sellers.

Due to the inclusion of a conversion feature, the Second Amendment was considered an extinguishment and subsequent reissuance of the notes under the guidelines of ASC 470-20-40-7 through 40-9. As a result, the Company recorded a loss on the extinguishment of debt of $363,468 related to the Second Amendment during the year ended December 31, 2019.

The principal value of the notes was reclassified to convertible notes, net – current on the Company’s condensed consolidated financial statements.

Third Amendment to the TDH Share Sale Agreement

On March 16, 2020, the Company entered into a third amendment (the “Third Amendment”) to the TDH Share Sale Agreement, pursuant to which the Company’s subsidiary, Grom Holdings, had acquired 100% of the common stock of TDH (representing ownership of the animation studio) from certain individuals (the “TDH Sellers”). The Company used the proceeds received from the TDH Secured Notes Offering to pay the TDH Sellers $3,000,000 of the principal due under the Original TDH Notes, leaving a balance due to the TDH Sellers of $1,000,000 in principal (plus accrued interest and costs). In addition, the accrued interest of $361,767 due to the TDH Sellers pursuant to the Original TDH Notes will be paid by three monthly payments of $93,922, commencing April 16, 2020, and thereafter nine monthly installments of $6,667.

Pursuant to the Third Amendment, the TDH Sellers and the Company agreed, among other things:

•	To extend the maturity date of the remaining Original TDH Notes by one year to June 30, 2021;
•	To increase the interest rate on the remaining Original TDH Notes to 12%;
•	To grant a first priority security interest on the shares of TDH and TDAHK to the TDH Sellers, pari passu with the holders of the TDH Secured Notes; and
•	To pay the balance of the Original TDH Notes monthly in arrears, amortized over a four-year period.

As of September 30, 2020, the principal balance of the Original TDH Notes was $933,678.

12% Senior Secured Convertible Notes (“TDH Secured Notes”)

On March 16, 2020, the Company sold (the “TDH Secured Notes Offering”) an aggregate $3,000,000 of its 12% senior secured convertible notes (the “TDH Secured Notes”), to eleven accredited investors (the “TDH Secured Note Lenders”), pursuant to a subscription agreement with the TDH Secured Note Lenders. Interest on the TDH Secured Notes accrues on the outstanding principal amount at the rate of 12% per annum. Principal and interest on the TDH Secured Notes are payable monthly, on an amortized basis over 48 months, with the last payment due on March 16, 2024. Pursuant to the TDH Secured Notes, TD Holdings will pay amounts due under the TDH Secured Notes. Prepayment of amounts due under TDH Secured Notes is subject to a prepayment penalty in an amount equal to 4% of the amount prepaid.

The TDH Secured Notes are convertible at the option of the holders at 75% of the average sales price of the Company’s common stock over the 60 trading days immediately preceding conversion provided that the conversion price shall not be less than $0.10 per share.

The Company’s obligations under the TDH Secured Notes, are secured by Grom Holdings’ shares of stock of TDH, and of its wholly owned subsidiary, TDAHK. The TDH Secured Notes rank equally and ratably on a pari passu basis with (i) the other TDH Secured Notes and (ii) the Original TDH Notes issued by the Company pursuant to TDH Share Sale Agreement.

If the Company sells the animation studio located in Manila, Philippines, which is currently owned by TDH through TDAHK (the “Animation Studio”), for more than $12,000,000, and so long as any amount of principal is outstanding under the TDH Secured Notes, the Company will pay the TDH Secured Notes holders from the proceeds of the sale (i) all amounts of principal outstanding under the TDH Secured Notes, (ii) such amount of interest which would be due and payable assuming the TDH Secured Notes were held to maturity (minus any amounts of interest previously paid hereunder), and (iii) an additional 10% of the amount of principal outstanding under the TDH Secured Notes within five days of the closing of such sale.

In connection with the issuance of the TDH Secured Notes, the Company issued to each TDH Secured Note holder shares of common stock equal to 20% of the principal amount of such holder’s TDH Secured Note, divided by $0.10. Accordingly, an aggregate of 6,000,000 shares of common stock were issued to the TDH Secured Note holders on March 16, 2020. These shares were valued at $420,000, or $0.07 per share, which represents fair market value. The Company recorded the value of these shares as a loan discount to be amortized as interest expense over the term of the notes.

On August 6, 2020, the Company entered into debt exchange agreements with certain holders of these 12% TDH Secured Notes pursuant to which an aggregate of 1,739,580 shares of the Company’s Series B Stock were issued to noteholders for an aggregate of $1,101,000 of outstanding principal and accrued and unpaid interest.

As of September 30, 2020, the principal balance of these notes was $1,773,722 and the remaining balance on the associated loan discounts was $229,984.

12% Senior Secured Convertible Notes (Additional Secured Notes)

On March 16, 2020, the Company issued to seven accredited investors (the “Additional Secured Note Lenders”) an aggregate of $1,060,000 of its 12% senior secured convertible notes (the “Additional Secured Notes”) in a private offering pursuant to a subscription agreement with substantially the same terms as the TDH Secured Notes except that the Additional Secured Notes are secured by all of the assets of the Company other than the shares and other assets of TDH and TDAHK, pursuant to a security agreement by and among the Company and the Additional Secured Note Lenders.

Interest on the Additional Secured Notes accrues on the outstanding principal amount at the rate of 12% per annum. Principal and interest on the Additional Secured Notes are payable monthly, on an amortized basis over 48 months, with the last payment due on March 16, 2024. Prepayment of the amounts due under the Additional Secured Notes is subject to a prepayment penalty of 4% of the amount prepaid.

The Additional Secured Notes are convertible at the option of the holders at 75% of the average sales price of the Company’s common stock over the 60 trading days immediately preceding conversion provided that the conversion price shall not be less than $0.10 per share.

In connection with the issuance of the Additional Secured Notes, the Company issued to each Additional Secured Note Lender shares of common stock equal to 20% of the principal amount of such holder’s Additional Secured Note, divided by $0.10. Accordingly, an aggregate of 2,120,000 shares of common stock were issued. These shares were valued at $148,000, or $0.07 per share, which represents fair market value. The Company recorded the value of these shares as a loan discount to be amortized as interest expense over the term of the related convertible notes.

On August 6, 2020, the Company entered into debt exchange agreements with certain holders of these 12% Additional Secured Notes pursuant to which an aggregate of 1,236,350 shares of the Company’s Series B Stock were issued to noteholders for an aggregate of $782,500 of outstanding principal and accrued and unpaid interest.

As of September 30, 2020, the principal balance of these notes was $256,208 and the remaining balance on the associated loan discounts was $67,820.

Future Minimum Principal Payments

The principal repayments based upon the maturity dates of the Company’s borrowings for each of the next five years are as follows:

2020	$707,917
2021	$1,365,570
2022	$544,701
2023	$613,782
2024	$210,666

12.	DEBT

Convertible Notes

The following tables set forth the components of the Company’s convertible notes as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
0.68% Unsecured Convertible Redeemable Note (TeleMate)	$–	$1,000,000
10% Unsecured Convertible Redeemable Note – Variable Conversion Price	100,000	–
10% Senior Secured Convertible Notes	4,000,000	–
12% Senior Secured Convertible Notes (TDH Secured Notes)	505,000	–
12% Senior Secured Convertible Notes (Newbridge)	289,143	552,000
10% Secured Convertible Notes with Original Issuance Discounts	664,473	2,270,708
Loan discounts	(224,958)	(735,871)
Less: current portion	(4,828,658)	(676,223)
Total convertible notes, net	$505,000	$2,410,614

0.68% Unsecured Convertible Redeemable Note (TeleMate)

On January 1, 2017, the Company issued a three-year 0.68% convertible redeemable note in the principal amount of $1,000,000 (the “TeleMate Note”) to Telemate.Net Software LLC (“TeleMate”) in connection with the acquisition of the assets of NetSpective WebFilter (“NetSpective”). All TeleMate Note principal and accrued interest is payable January 1, 2020. The TeleMate Note is convertible at the election of the noteholders into the Company’s’ common stock at a conversion rate of $0.78 per share. Furthermore, if not previously converted by the noteholders, the TeleMate Note may be converted by the Company into shares of the Company’s common stock at a rate of $0.48 per share commencing on November 1, 2019.

Under the terms of the asset purchase agreement, dated January 1, 2017, between TeleMate and the Company, in which TeleMate had the obligation to collect certain monies on behalf of the Company, TeleMate failed to remit $146,882 it had collected on the Company’s behalf from NetSpective customers. As a result of TeleMate’s non-payment, and to avoid litigation, on January 12, 2018, TeleMate and the Company entered into a First Modification to the asset purchase agreement (the “Modification”).

Under the terms of the Modification, TeleMate agreed:

•	to pay the Company $10,000 per month against their outstanding balance of $146,822.

•	not to exercise the conversion feature of the TeleMate Note, and that 464,744 earnout shares, valued at $362,500 provided for in the asset purchase agreement will not be issued until all payments are paid in full.

•	to extend the January 1, 2020 maturity date until such time that all payments are paid in full.

•	and that all interest payments due from the Company to TeleMate be suspended indefinitely until all payments are paid in full.

In April 2019, TeleMate completed repaying its obligation to the Company.

On December 4, 2019, the Company elected to convert the TeleMate Note principal balance and accrued interest into 2,113,428 shares of its common stock.

10% Unsecured Convertible Redeemable Note – Variable Conversion Price

On July 9, 2019, the Company issued a convertible redeemable note to an unrelated party in the principal amount of $100,000 less $5,000 in third party fees resulting in net cash proceeds to the Company of $95,000. The note accrues interest at a rate of 10% per annum, is due on July 9, 2020 and is convertible into common stock of the Company at the option of the noteholder six months after issuance at a rate equal to a 30% discount from the lowest volume weighted average price of the Company’s common stock in the preceding 20 trading days.

The Company analyzed the conversion feature of the note for a beneficial conversion feature, for which the Company concluded that a beneficial conversion feature existed. The beneficial conversion feature was measured using the commitment-date stock price and its fair value was determined to be $51,730. This amount is recorded as a debt discount and is amortized as interest expense over the term of the related convertible note.

The Company also analyzed the conversion feature of the note for derivative accounting consideration and determined that the embedded conversion features should be classified as a derivative because the exercise price of the convertible note is subject to a variable conversion rate. The aggregate fair value of the derivative at the issuance date of the note was $85,410 which was recorded as a derivative liability on the balance sheet. The Company recorded a debt discount of $43,270 which was up to the face value of the convertible note with the excess fair value at initial measurement of $42,140 being recognized as derivative expense.

At December 31, 2019, the Company remeasured the fair value of its derivative liability at $77,584 and recorded an unrealized gain of $7,826 from change in fair value for the year ended December 31, 2019. The fair value of the embedded derivative was determined using a Black-Scholes option pricing model based on the following assumptions: (1) expected volatility of 138.9%, (2) risk-free interest rate of 1.59%, (3) an exercise price of $0.063, and (4) an expected life of 0.52 years.

12% Senior Secured Convertible Notes (Newbridge Offering)

On November 30, 2018, the Company closed a private offering in which it sold 12% secured convertible promissory notes (“12% Notes”) in an aggregate principal amount of $552,000 and issued an aggregate of 730,974 shares of its common stock to nine accredited investors pursuant to a private placement memorandum and subscription agreement. The 12% Notes which are due and payable two years from issuance are secured by certain assets of the Company and rank senior to all other indebtedness of the Company except for the $4,000,000 promissory notes (the “TD Notes”) issued to the shareholders of TD Holdings in connection with a share sale agreement dated June 30, 2016, as amended. Messrs. Marks and Leiner pledged an aggregate of 10,000,000 shares of common stock of the Company pursuant to a pledge and security agreement to secure the timely payment of the 12% Notes. The 12% Notes are convertible, in whole or in part, by the note holders at a conversion rate of $0.40 if the Company’s common stock trades or is quoted at more than $0.40 per share for 10 consecutive days. The conversion price is subject to adjustment resulting from certain corporate actions including the subdivision or combination of stock, payment of dividends, reorganization, reclassification, consolidations, merger or sale of the Company.

Interest on the 12% Notes is payable monthly in 21 equal installments commencing four months after the issuance of the 12% Notes. Upon the occurrence of an event of default, the interest rate will increase to 15% and the 12% Notes will become immediately due and payable. The Company may prepay the 12% Notes in full at any time by paying accrued interest and 110% of the outstanding principal balance. Newbridge Securities Corporation acted as exclusive placement agent for the offering and received (i) $55,200, (ii) 113,586 shares of common stock; and (iii) $11,040, representing a non-accountable expense allowance for its services.

As of December 31, 2019 and 2018, the remaining principal balance on the 12% Notes was $289,143 and $552,000, respectively, and the remaining unamortized discounts were $161,864 and $338,443, respectively.

12% Senior Secured Convertible Notes (TDH Secured Notes Offering)

As of December 31, 2019, the Company received $505,000 from investors that purchased the Company’s 12% senior secured convertible notes payable monthly on an amortized basis over 48 months. See Note 16 – Subsequent Events for more information.

10% Secured Convertible Notes with Original Issuance Discounts

During the year ended December 31, 2017, the Company issued secured, convertible notes with original issuance discounts to accredited investors for gross proceeds of $601,223. The notes were issued with original issuance discounts of 10.0%, or $60,122, bear interest at a rate of 10% per annum, are payable semiannually in cash, and carry a two-year term with a fixed conversion price of $0.78. In connection with the issuance of these notes, the Company issued to such investors an aggregate of 150,305 shares of common stock as an inducement to lend. These shares were valued at $78,321 with share prices ranging between $0.48 and $0.70 per share. The Company recorded the value of these shares as a loan discount to be amortized as interest expense over the term of the related convertible notes. As of December 31, 2019 and 2018, the principal balance of these notes was $336,223 and $601,223, respectively, and the remaining balance on the associated loan discounts was $0 and 69,122, respectively.

During the year ended December 31, 2018, the Company issued secured, convertible notes with original issuance discounts to accredited investors for gross proceeds of $1,313,485 in a private offering. The notes were issued with original issuance discounts of 10.0%, or $131,348, bear interest at a rate of 10% per annum, are payable semiannually in cash, and carry a two-year term with a fixed conversion price of $0.78. In connection with the issuance of these notes, the Company issued to such investors an aggregate of 328,371 shares of common stock as an inducement to lend. These shares were valued at $198,259 with share prices ranging between $0.30 and $0.81 per share. The Company recorded the value of these shares as a loan discount to be amortized as interest expense over the term of the related convertible notes. As of December 31, 2019 and 2018, the principal balance of these notes was $272,250 and $1,313,485, respectively, and the remaining balance on the associated loan discounts was $6,500 and $202,216, respectively.

During the year ended December 31, 2018, the Company also issued secured, convertible notes with original issuance discounts to accredited investors for gross proceeds of $356,000 in a private offering. The notes were issued with original issuance discounts of 20.0%, or $71,200, bear interest at a rate of 10% per annum, are payable semiannually in cash, and carry a two-year term with a fixed conversion price of $0.50. In connection with the issuance of these notes, the Company issued to such investors an aggregate of 203,000 shares of common stock as an inducement to lend. These shares were valued at $62,269 with share prices ranging between $0.29 and $0.35 per share. The Company recorded the value of these shares as a loan discount to be amortized as interest expense over the term of the related convertible notes. As of December 31, 2019 and 2018, the principal balance of these notes was $56,000 and $356,000, respectively, and the remaining balance on the associated loan discounts was $6,594 and $112,475, respectively.

Senior Secured Promissory Notes

The following tables set forth the components of the Company’s senior, secured promissory notes at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Principal value of promissory notes	$–	$4,000,000
Loan discounts	–	(171,182)
Total promissory notes, net	$–	$3,828,818

On June 20, 2016, the Company issued $4,000,000 of senior secured promissory notes to the shareholders of TD Holdings (the “TDH Sellers”) in connection with a share sale agreement pursuant to which the Company acquired 100% of the common stock of TD Holdings (“the TDH Share Sale Agreement”). The notes bear interest at 5.0% per annum and are due on the earlier of (i) June 20, 2018 or (ii) the date on which the Company successfully completes a qualified initial public offering as defined in the agreement. The notes are collateralized by all of the assets of TD Holdings.

First Amendment to the TDH Share Sale Agreement

On January 3, 2018, the Company entered into an amendment to the TDH Share Sale Agreement (the “First Amendment”). Under the terms of the First Amendment:

•	The maturity date of the notes was extended from July 1, 2018 until July 1, 2019.

•	The interest rate on the notes during for one-year extension period from July 2, 2018 to July 1, 2019 was increased to 10%.

•	Interest is payable quarterly in arrears during the one-year extension period, instead of annually in arrears. The first such quarterly interest payment of $100,000 is due on September 30, 2018.

•	Under the terms of the terms of TDH Share Sale Agreement, the TDH Sellers could earn up to an additional $5.0 million in contingent earnout payments. The original earnout period ended on December 31, 2018. The First Amendment extended the earnout period by one year to December 31, 2019.

As consideration to enter into the First Amendment, the Company issued 800,000 shares of its common stock valued at $480,000 to the TDH Sellers.

Second Amendment to the TDH Share Sale Agreement

On January 15, 2019, the Company entered into a second amendment to the TDH Share Sale Agreement (the “Second Amendment”). Under the terms of the Second Amendment:

•	The maturity date of the notes was extended from July 1, 2019 to April 2, 2020.

•	The TDH Sellers shall have the right to convert the notes at a conversion price of $0.27 per share, either in whole or in part at any time prior to the maturity, subject to the terms and conditions set forth in the Second Amendment.

•	In the event that the notes are not repaid prior to July 2, 2019, no funds will be transferred by TDH to the Company.

•	The payment terms of the contingent earnout was modified from 50% payable in cash and 50% payable in stock to 75% payable in cash and 25% payable in stock.

As consideration to enter into the Second Amendment, the Company issued an additional 800,000 shares of its common stock valued at $220,000 to the TDH Sellers.

Due to the inclusion of a conversion feature, the Second Amendment was considered an extinguishment and subsequent reissuance of the notes under the guidelines of ASC 470-20-40-7 through 40-9. As a result, the Company recorded a loss on the extinguishment of debt of $363,468 related to the Second Amendment during the year ended December 31, 2019.

The principal value of the notes was reclassified to convertible notes, net – current on the Company’s Consolidated Balance Sheets as of December 31, 2019.

Future Minimum Principal Payments

The principal repayments based upon the maturity dates of the Company’s borrowings for each of the next five years are as follows:

2020	$4,827,643
2021	$417,663
2022	$128,924
2023	$145,275
2024 and thereafter	$39,111